INCOME TAXES - Income Tax Recognized in Profit or Loss (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Taxes [Abstract]
Current income tax expense	$ 318	$ 106	$ 33
Origination and reversal of temporary differences	53	92	(62)
Changes in tax rates or the imposition of new taxes	(11)	(41)	1
Previously unrecognized deferred taxes	4	16	43
Net income before income tax	1,170	747	543
Income tax expense calculated at the domestic rates applicable to profits in the country concerned	278	304	77
Change in substantively enacted tax rates	(11)	(41)	1
Earnings from investments in associates and joint ventures	(3)	(12)	(34)
Portion of gains subject to different tax rates	141	2	(54)
Taxable income attributable to non-controlling interests	(35)	(65)	(7)
International operations subject to different tax rates	(17)	(39)	(6)
Deferred tax assets not recognized	4	15	41
Permanent differences and other	7	9	(3)
Total income tax expense	$ 364	$ 173	$ 15